Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥)	3 Months Ended			9 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				¥ 0	¥ 0
Bargain Purchase Gain		¥ 1,022,000,000		1,022,000,000	0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 25,200,000,000		¥ 1,438,000,000	58,488,000,000	20,470,000,000
Property under Facility Operations	524,692,000,000			524,692,000,000		¥ 441,632,000,000
Other Liabilities	909,212,000,000			909,212,000,000		¥ 617,746,000,000
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	25,200,000,000		1,438,000,000	58,488,000,000	20,470,000,000
Divestiture | Overseas Business Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	8,954,000,000		218,000,000	24,202,000,000	18,688,000,000
Divestiture | Investment and Operation Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	16,072,000,000			18,007,000,000	556,000,000
Divestiture | Real Estate Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				16,216,000,000
Property under Facility Operations	42,595,000,000			42,595,000,000
Other Liabilities	¥ 23,078,000,000			¥ 23,078,000,000
Divestiture | Maintenance Leasing Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			¥ 1,220,000,000		¥ 1,220,000,000